QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS - Short Term Credit Ratings (Details)	Dec. 31, 2024	Dec. 31, 2023
P-1 / A-1 / Aaa-mf / AAAm
Disclosure of credit risk exposure [line items]
Credit exposure, percentage		6.00%
P-2 / A-2
Disclosure of credit risk exposure [line items]
Credit exposure, percentage	59.00%	92.00%
P-3 / A-3 / Not rated
Disclosure of credit risk exposure [line items]
Credit exposure, percentage	5.00%	2.00%
Cash and cash equivalents | P-1 / A-1 / Aaa-mf / AAAm
Disclosure of credit risk exposure [line items]
Credit exposure, percentage	36.00%